Condensed Consolidated Statement of Shareholders Equity (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2009	$ 3,386	$ 352	$ 19,622,469	$ (17,956,843)	$ 1,669,364
Beginning Balance, shares at Dec. 31, 2009	3,386,454	351,535
Stock based compensation			34,809		34,809
Beneficial conversion charge			316,847		316,847
Cashless exercise of warrants					0
Conversion of notes payable and accrued interest					0
Net loss for the year ended				(5,947,712)	(5,947,712)
Ending Balance, amount at Dec. 31, 2010	3,386	352	19,974,125	(23,904,555)	(3,926,692)
Beginning Balance, shares at Dec. 31, 2010	3,386,454	351,535
Stock based compensation			22,947		22,947
Beneficial conversion charge			556,418		556,418
Cashless exercise of warrants		57,054
Cashless exercise of warrants		57	(57)		57
Conversion of notes payable	4,835,224
Conversion of notes payable and accrued interest	4,836		9,631,767	0	0
Net loss for the year ended					(5,903,460)
Ending Balance, amount at Dec. 31, 2011	8,222	409	30,185,200	(29,808,015)	385,816
Ending Balance, shares at Dec. 31, 2011	8,221,678	408,589
Conversion of preferred shares and accumulated dividends, Shares	(8,221,678)	2,364,553
Conversion of preferred shares and accumulated dividends, Amount	(8,222)	2,364	5,858		0
Stock based compensation			46,254		46,254
Conversion of notes payable		27,369
Conversion of notes payable and accrued interest		27	262,713		262,740
Common stock sold in private placement, net of expenses		1,800,759
Common stock sold in private placement, net of expenses		1,801	15,651,059		15,652,860
Common stock issued to shell company as part of reverse merger, Shares		53,033
Common stock issued to shell company as part of reverse merger, Amount		53	(53)		0
Net loss for the year ended				(597,314)	(597,314)
Ending Balance, amount at Mar. 31, 2012	$ 0	$ 4,654	$ 46,151,031	$ (30,405,329)	$ 15,750,356
Ending Balance, shares at Mar. 31, 2012	0	4,654,303